Fair Value of Financial Instruments - Additional Information (Detail) (Interest Rate Cap, Maximum, USD $) In Millions, unless otherwise specified	Feb. 01, 2014
Interest Rate Cap | Maximum
Debt Instrument [Line Items]
Credit valuation adjustments	$ 0.1